Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Hierarchy for Financial Assets and Liabilities Measured on a Recurring Basis	The following table presents our fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 and 2023:

(in thousands)	2024				2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Assets:
Cash equivalents	$399,917	$—	$—	$399,917	$481,360	$9,982	$—	$491,342
Short-term investments	—	—	—	—	—	81,023	—	81,023
Non-marketable equity securities	—	—	4,283	4,283	—	—	4,435	4,435
Equity options	—	—	—	—	—	39,759	—	39,759
Foreign exchange forwards and options	—	5,761	—	5,761	—	3,471	—	3,471
Interest rate contracts - cash flow hedge	—	21,017	—	21,017	—	3,083	—	3,083
Total financial assets	$399,917	$26,778	$4,283	$430,978	$481,360	$137,318	$4,435	$623,113
Liabilities:
Cash convertible notes embedded conversion option	$—	$—	$—	$—	$—	($39,830)	$—	($39,830)
Foreign exchange forwards and options	—	(13,752)	—	(13,752)	—	(9,944)	—	(9,944)
Interest rate contracts - cash flow hedge	—	—	—	—	—	(98,908)	—	(98,908)
Contingent consideration	—	—	(20,650)	(20,650)	—	—	(18,359)	(18,359)
Total financial liabilities	$—	($13,752)	($20,650)	($34,402)	$—	($148,682)	($18,359)	($167,041)

Summary of Activity for Liabilities with Level 3 Inputs	a previous business combination, we have contingent consideration liabilities with Level 3 inputs. The following table summarizes the activity for the years ended December 31, 2024 and 2023:

(in thousands)	2024	2023

Balance at beginning of year	($18,359)	($18,088)
Changes in fair value	(2,291)	(271)
Balance at end of year	($20,650)	($18,359)